Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Property and Equipment, Net

7. Property and Equipment, Net

As of December 31, 2024 and 2023, property and equipment, net, consisted of the following:

	As of December 31,
	2024	2023
Furniture and fixture	$117,710	$117,059
Office equipment	27,671	27,518
Motor vehicle	82,793	82,335
Less: accumulated depreciation	(227,149)	(224,684)
Total property and equipment, net	$1,025	$2,228

Depreciation expenses were $1,210, $1,712 and $2,265 for the years ended December 31, 2024, 2023 and 2022, respectively.